Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 1,755,205	$ 2,080,715
Accounts receivable, net	3,939,213	4,171,809
Other receivables-bank acceptance notes	1,703,662	971,044
Advances to suppliers	81,794	122,456
Other receivables	15,692	15,690
Inventories, net	1,485,361	1,183,572
Contract costs, net	38,923	96,656
Total current assets	9,019,850	8,641,942
Non-current Assets
Property and equipment, net	3,708,784	3,857,200
Intangible assets	55,630	67,710
Operating lease right-of-use assets, net	32,016	38,133
Long-term investments, net		1,356,618
Total non-current assets	3,796,430	5,319,661
Total Assets	12,816,280	13,961,603
Current Liabilities
Short-term loans	1,396,921	1,391,130
Accounts payable	1,214,284	1,276,419
Other payables and other current liabilities	2,269,998	1,829,642
Advances from customers	302,507	515,650
Current portion of lease liabilities	13,297	13,006
Total current liabilities	5,446,345	5,266,013
Non-current Liabilities
Deferred tax liabilities	228,989	221,551
Non-current portion of lease liabilities	13,784	20,408
Total non-current liabilities	242,773	241,959
Total liabilities	5,689,118	5,507,972
Shareholders’ Equity:
Ordinary shares (Par value US$0.00001 per share, 5,000,000,000 shares authorized, 6,839,600 shares issued and outstanding as of June 30, 2025 and December 31, 2024)	68	68
Additional paid-in capital	7,620,339	7,620,339
Statutory reserves	465,572	465,572
(Accumulated deficit) retained earnings	(569,562)	787,211
Accumulated other comprehensive loss	(389,255)	(419,559)
Total shareholders’ equity	7,127,162	8,453,631
Total Liabilities and Shareholders’ Equity	12,816,280	13,961,603
Related Party
Current Liabilities
Amounts due to related parties	$ 249,338	$ 240,166